CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Formation and operational costs	$ 5,289,511	$ 663,611
Loss from operations	(5,289,511)	(663,611)
Interest earned on marketable securities held in Trust Account	19,852	17,218
Change in fair value of warrant liabilities	55,125,000	55,125,000
Other expense, net	(55,105,148)	(55,107,782)
Net loss	$ (60,394,659)	$ (55,771,393)
Basic weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in shares)	67,342,389	72,920,468
Diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in shares)	67,342,389	72,920,468
Basic net income per share, Class A ordinary shares subject to possible redemption (in dollars per share)	$ 0	$ 0.00
Diluted net income per share, Class A ordinary shares subject to possible redemption (in dollars per share)	$ 0	$ 0.00
Basic weighted average shares outstanding, Non-redeemable ordinary shares (in shares)	33,282,611	22,074,445
Diluted weighted average shares outstanding, Non-redeemable ordinary shares (in shares)	33,282,611	22,074,445
Basic net loss per share, Non-redeemable ordinary shares (in dollars per share)	$ (1.82)	$ (2.53)
Diluted net loss per share, Non-redeemable ordinary shares (in dollars per share)	$ (1.82)	$ (2.53)